Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2018
Registrant Name	MFS SERIES TRUST VII
Central Index Key	0000318874
Amendment Flag	false
Document Creation Date	Nov. 27, 2018
Document Effective Date	Nov. 28, 2018
Prospectus Date	Nov. 28, 2018
MFS® Equity Income Fund | A
Prospectus:
Trading Symbol	EQNAX
MFS® Equity Income Fund | B
Prospectus:
Trading Symbol	EQNBX
MFS® Equity Income Fund | C
Prospectus:
Trading Symbol	EQNCX
MFS® Equity Income Fund | I
Prospectus:
Trading Symbol	EQNIX
MFS® Equity Income Fund | R1
Prospectus:
Trading Symbol	EQNRX
MFS® Equity Income Fund | R2
Prospectus:
Trading Symbol	EQNSX
MFS® Equity Income Fund | R3
Prospectus:
Trading Symbol	EQNTX
MFS® Equity Income Fund | R4
Prospectus:
Trading Symbol	EQNUX
MFS® Equity Income Fund | R6
Prospectus:
Trading Symbol	EQNVX